Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2020	2019	classification	2020	2019	classification	2020	2019
Derivatives designated as
hedging instruments:
Forward contracts	$188,800	$97,600	Other assets	$-	$32	Other liabilities	$1,267	$264
Total derivatives designated
as hedging instruments	$188,800	$97,600		$-	$32		$1,267	$264
Derivatives not designated
as hedging instruments:
Interest rate caps	29,248	169,962	Other assets	-	1	Other liabilities	-	1
Indexed options on deposits	69,054	69,354	Other assets	20,785	17,933	-	-	-
Bifurcated embedded options	63,121	66,755	-	-	-	Interest bearing deposits	17,658	16,354
Total derivatives not
designated as
hedging instruments	$161,423	$306,071		$20,785	$17,934		$17,658	$16,355
Total derivative assets
and liabilities	$350,223	$403,671		$20,785	$17,966		$18,925	$16,619

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2020
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(6,594)	Mortgage banking activities	$(5,559)	$-
Total	$(6,594)		$(5,559)	$-
Year ended December 31, 2019
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(3,502)	Mortgage banking activities	$(3,992)	$-
Total	$(3,502)		$(3,992)	$-
Year ended December 31, 2018
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$536	Mortgage banking activities	$1,202	$(92)
Total	$536		$1,202	$(92)

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2020	2019	2018
Forward contracts	Mortgage banking activities	$(5,027)	$(2,254)	$1,213
Interest rate caps	Other operating income	-	(5)	(4)
Indexed options on deposits	Interest expense	5,462	7,898	114
Bifurcated embedded options	Interest expense	(3,417)	(6,883)	(50)
Total		$(2,982)	$(1,244)	$1,273